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                                 LETTERHEAD OF
                            JEFFERSON PILOT FINANCIAL






VIA EDGAR


May 3, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D. C. 20549

     Re: JPF Separate Account A of Jefferson Pilot Financial Insurance Company Post-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-131890)



Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

     (1)  the form of the prospectus that would have been filed under paragraph
          (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 1 to Registration Statement on Form N-6 ("Post-Effective Amendment No. 1"); and

     (2) Post-Effective Amendment No. 1 was filed electronically on April 26, 2007.


If you have any questions, please call me at (603) 226-5105. Thank you.


                                          Sincerely,


                                          /s/ Frederick C. Tedeschi

                                          Frederick C. Tedeschi
                                          Vice President and Associate
                                                   General Counsel